SCHRODER SERIES TRUST | Schroder U.S. Small and Mid Cap Opportunities Fund (Prospectus Summary) | Schroder U.S. Small and Mid Cap Opportunities Fund
Schroder U.S. Small and Mid Cap Opportunities Fund
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SCHRODER SERIES TRUST Schroder U.S. Small and Mid Cap Opportunities Fund	Advisor Shares	Investor Shares
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SCHRODER SERIES TRUST Schroder U.S. Small and Mid Cap Opportunities Fund		Advisor Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.27%	0.26%
Acquired Fund Fees & Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		1.55%	1.29%
Less: Expense Reimbursement	[1]	0.22%	0.21%
Net Annual Fund Operating Expenses	[2]	1.33%	1.08%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2013 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Advisor Shares, exceed 1.30% of Advisor Shares' average daily net assets and, for the Fund's Investor Shares, exceed 1.05% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.30% for Advisor Shares and 1.05% for Investor Shares.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The
Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.
Advisor Shares - Investor Shares (whether or not shares are redeemed)
Expense Example SCHRODER SERIES TRUST Schroder U.S. Small and Mid Cap Opportunities Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares	135	468	824	1,827
Investor Shares	110	388	687	1,538

Advisor Shares - Investor Shares (whether or not shares are redeemed)
Expense Example, No Redemption SCHRODER SERIES TRUST Schroder U.S. Small and Mid Cap Opportunities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Advisor Shares	135	468	824	1,827
Investor Shares	110	388	687	1,538

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.
Principal Investment Strategies.
The Fund normally invests at least 80% of its net assets in securities of companies considered by the Fund's adviser at the time to be small or mid cap companies located in the United States. The adviser currently considers a company to be a small or mid cap company if it has a market capitalization of between approximately
$750 million and $11 billion, measured at the time of investment. The Fund may also invest in equity securities of micro-cap companies or larger companies if the adviser believes they offer the potential for capital appreciation. The adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (IPOs), real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options and other derivative instruments (though not for leverage) in pursuing its principal strategy. The Fund may also invest, though not normally more than 10% of its total assets, in fixed income securities, including but not limited to corporate bonds and convertible bonds.
Principal Risks.
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective.
The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

• Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk;

• Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

• Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

• Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

• REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate. Some REITs have limited diversification and some have expenses that may be indirectly incurred by shareholders of the Fund;

• IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

• Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

• Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

• Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

• Debt Securities Risk: investing in fixed income securities (bonds), may expose the
Fund to "Credit Risk," "Interest Rate Risk," "Extension Risk," "Valuation Risk,"
"Inflation/Deflation Risk," and "High-Yield/Junk Bonds Risk," among other risks;

• Valuation Risk: certain securities may be difficult to value, and to the extent the
Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

• Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information.
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows the performance of the
Fund's Investor Shares. The performance of Advisor Shares would be lower because of the lower expenses paid by Investor Shares. Past performance
(before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.
Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest Lowest 4/01/09 - 10/01/08 - 6/30/09 12/31/08 18.71% -21.10%
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns SCHRODER SERIES TRUST Schroder U.S. Small and Mid Cap Opportunities Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Advisor Shares	Advisor Shares	(1.39%)	3.37%	4.02%	Mar. 31, 2006
Investor Shares	Investor Shares - Return Before Taxes	(1.21%)	3.63%	4.28%	Mar. 31, 2006
Investor Shares After Taxes on Distributions	Investor Shares - Return After Taxes on Distributions	(1.45%)	3.21%	3.91%	Mar. 31, 2006
Investor Shares After Taxes on Distributions and Sales	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	(0.47%)	3.01%	3.59%	Mar. 31, 2006
Russell 2500 Index	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	1.86%	Mar. 31, 2006

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold their shares in the
Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for
Advisor Shares will vary.